United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/10

Date of Reporting Period:  Quarter ended 11/30/09

Item 1.                      Schedule of Investments

Federated High Yield Trust

Portfolio of Investments

November 30, 2009 (unaudited)

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS – 86.1%
		Aerospace / Defense – 2.0%
$575,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	497,375
475,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	396,625
325,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	217,750
675,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	675,000
425,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	418,625
575,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	568,531
250,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	223,750
383,670	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	338,589
475,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	483,313
		TOTAL	3,819,558
		Automotive – 3.3%
100,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	109,000
600,000	[3,4]	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	163,500
1,050,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.034%, 1/13/2012	953,138
750,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	748,992
250,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	247,877
200,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	201,454
675,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	700,788
1,100,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	1,097,012
1,750,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	367,500
200,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	197,500
125,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	125,313
600,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	591,000
950,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	907,250
		TOTAL	6,410,324
		Building Materials – 0.7%
50,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, 9.875%, 11/15/2016	52,500
50,000		Interface, Inc., Sr. Secd. Note, 11.375%, 11/1/2013	54,938
500,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	477,500
125,000		Nortek Holdings, Inc., Sr. Secd. Note, 10.00%, 12/1/2013	128,750
400,000	[3,4]	Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	288,000
375,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	360,000
		TOTAL	1,361,688
		Chemicals – 3.1%
150,000	[1,2]	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	161,625
975,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1,048,125
250,000	[1,2]	Compass Minerals International, Inc., Sr. Note, Series 144A, 8.00%, 6/1/2019	264,375
975,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	940,875
225,000	[1,2]	Huntsman International LLC, Company Guarantee, Series 144A, 5.50%, 6/30/2016	196,313
325,000	[1,2]	Koppers Holdings, Inc., Company Guarantee, Series 144A, 7.875%, 12/1/2019	326,625
325,000	[1,2]	Nalco Co., Sr. Note, 8.25%, 5/15/2017	340,437
1,325,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,364,750
175,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	183,313

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
475,000	[1,2]	Terra Capital, Inc., Sr. Note, Series 144A, 7.75%, 11/1/2019	505,875
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	401,222
$300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	264,235
		TOTAL	5,997,770
		Construction Machinery – 0.5%
675,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	664,031
200,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	216,500
		TOTAL	880,531
		Consumer Products – 5.0%
1,075,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	1,069,625
403,021		AAC Group Holding Corp., Sr. Deb., 16.75%, 10/1/2012	284,130
450,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	448,875
550,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	558,250
200,000	[1,2]	Easton Bell Sports Inc., Sr. Secd. Note, Series 144A, 9.75%, 12/1/2016	204,750
900,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	895,500
175,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	181,125
1,225,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	1,269,406
1,025,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,035,250
975,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	958,864
350,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	386,750
900,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	891,000
500,000		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	477,500
675,000	[1,3,4]	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	67
1,075,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,112,625
		TOTAL	9,773,717
		Energy – 4.0%
550,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	449,625
825,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	756,937
425,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	410,125
375,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	380,625
425,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	447,313
125,000	[1,2]	Cie Generale de Geophysique, Sr. Note, Series 144A, 9.50%, 5/15/2016	132,500
525,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	521,719
525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	517,125
525,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	500,062
150,000	[1,2]	Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	154,125
850,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	822,375
350,000	[1,2]	Linne Energy LLC, Note, Series 144A, 11.75%, 5/15/2017	391,125
225,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	212,625
475,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	427,500
400,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	382,000
650,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	646,750
200,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	202,000
275,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	283,250
225,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	213,188
		TOTAL	7,850,969

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Entertainment – 0.5%
625,000	[1,2]	Cinemark, Inc., Company Guarantee, Series 144A, 8.625%, 6/15/2019	646,875
650,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
$125,000	[1,2]	Regal Cinemas, Inc., Company Guarantee, Series 144A, 8.625%, 7/15/2019	128,750
175,000	[1,2]	Universal City Development Partners Ltd., Sr. Note, Series 144A, 8.875%, 11/15/2015	171,062
100,000	[1,2]	Universal City Development Partners Ltd., Sr. Sub. Note, Series 144A, 10.875%, 11/15/2016	100,750
		TOTAL	1,047,437
		Environmental – 0.2%
250,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	308,594
		Financial Institutions – 3.0%
617,000	[1,2]	GMAC LLC, Note, 7.00%, 2/1/2012	593,863
2,255,000	[1,2]	GMAC LLC, Note, Series 144A, 6.875%, 9/15/2011	2,192,987
721,000	[1,2]	GMAC LLC, Note, Series 144A, 8.00%, 11/1/2031	625,467
500,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	530,000
1,325,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	1,172,625
850,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	648,125
		TOTAL	5,763,067
		Food & Beverage – 4.8%
900,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	906,750
525,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.781%, 2/1/2015	469,875
1,000,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	1,022,500
47,050	[5]	B&G Foods, Inc., Company Guarantee Sr. Sub. Note, 12.00%, 10/30/2016	155,735
675,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	686,812
625,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	606,250
775,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	795,343
450,000	[1,2]	Michael Foods, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 10/1/2013	470,250
675,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	700,549
500,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	525,000
1,450,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	1,341,250
750,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	699,375
250,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	216,875
250,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	263,125
375,000		Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	425,625
		TOTAL	9,285,314
		Gaming – 6.1%
600,000	[1,2]	American Casino & Entertainment, Sr. Secd. Note, Series 144A, 11.00%, 6/15/2014	495,000
650,000	[1,2]	Ameristar Casinos, Inc., Sr. Unsecd. Note, 9.25%, 6/1/2014	666,250
575,000	[1,2,3,4]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	8,625
725,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	713,219
600,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	584,250
475,000	[1,2]	Harrah's Entertainment, Inc., Sr. Secd. Note, 11.25%, 6/1/2017	486,875
225,000	[1,2]	Harrah's Entertainment, Inc., Sr. Secd. Note, Series 144A, 11.25%, 6/1/2017	231,187
925,000	[1,3,4]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	4,741
950,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	583,062
202,268	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	68,771
900,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	823,500
75,000	[1,2]	MGM Mirage, Inc., 10.375%, 5/15/2014	80,438
2,400,000		MGM Mirage, Inc., Sr. Note, 5.875%, 2/27/2014	1,872,000

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
725,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	552,812
150,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	165,000
$375,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, Series 144A, 8.375%, 8/15/2015	371,250
400,000	[1,2]	Peninsula Gaming, LLC, Sr. Unsecd. Note, Series 144A, 10.75%, 8/15/2017	400,000
525,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	504,000
175,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 8.75%, 8/15/2019	175,000
500,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	473,750
700,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	610,449
650,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	474,500
450,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	405,000
800,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	770,000
300,000	[1,2]	Yonkers Racing Corp., 11.375%, 7/15/2016	313,500
		TOTAL	11,833,179
		Health Care – 8.6%
525,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	553,875
850,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	822,375
550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	537,625
1,650,000		Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	1,802,625
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	695,625
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	655,993
1,472,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	1,573,200
500,000	[1,2]	HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	530,000
900,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	954,000
375,000	[1,2]	HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	406,875
325,000		Inverness Medical Innovations, Inc., Sr. Note, 7.875%, 2/1/2016	320,937
500,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	508,750
975,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	989,625
75,000		Omnicare, Inc., Sr. Sub. Note, 6.125%, 6/1/2013	72,188
675,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	651,375
175,000	[1,2]	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	165,375
125,000	[1,2]	Talecris Biotherapeutics Holdings Corp., Sr. Unsecd. Note, 7.75%, 11/15/2016	126,250
825,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	837,375
475,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	470,250
1,275,000		VWR Funding, Inc., Company Guarantee, Series WI, PIK 10.25%, 7/15/2015	1,246,312
275,000		Vanguard Health Holdings II, Company Guarantee, 11.25%, 10/1/2015	290,125
600,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	621,000
325,000		Ventas Realty LP, 6.50%, 6/1/2016	308,750
275,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	262,625
200,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	198,000
1,095,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	1,062,150
		TOTAL	16,663,280
		Industrial — Other – 4.2%
700,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	689,500
425,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	388,875
1,050,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	540,750
350,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	358,750
400,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	428,000

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
400,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	389,000
200,000	[1,2]	ESCO Corp., Floating Rate Note — Sr. Note, 4.174%, 12/15/2013	184,000
$425,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	425,000
159,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	169,335
150,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	145,875
200,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	199,500
450,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	446,625
200,000	[1,2]	JohnsonDiversay, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 11/15/2019	200,750
450,000	[1,2]	JohnsonDiversay, Inc., Sub. PIK Deb., Series 144A, 10.50%, 5/15/2020	444,375
1,000,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	975,000
325,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	294,125
550,000	[1],2	Reliance Intermediate Holdings LP, 9.50%, 12/15/2019	577,500
575,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	589,375
650,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	661,375
		TOTAL	8,107,710
		Lodging – 0.9%
425,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	412,250
400,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	379,000
425,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	404,812
350,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	334,250
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	255,063
		TOTAL	1,785,375
		Media — Cable – 1.7%
1,225,000	[3,4]	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	1,531,250
800,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	844,000
150,000	[1,2]	Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	161,250
225,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	214,594
600,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	633,000
		TOTAL	3,384,094
		Media — Non-Cable – 7.9%
1,095,251	1,[3,4]	Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	442,208
400,000	[1]	Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	279,500
50,000		Belo (A.H.) Corp., Sr. Note, 8.00%, 11/15/2016	50,625
1,609,000	[3,4]	Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	510,858
325,000	[3,4]	Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	81,250
700,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	529,375
1,175,000	[3,4]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	76,375
200,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, Series 144A, 7.375%, 12/1/2017	203,000
1,125,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	1,206,562
2,225,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	2,247,250
425,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	467,500
75,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	82,125
700,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	661,500
425,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	401,625
700,000	[1,2]	MDC Corporation Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	703,500
1,050,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	882,000
961,875	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	346,275

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
279,894	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, PIK 0.50%/7.00%, 1/15/2014	197,675
225,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	158,906
$275,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	242,000
325,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	351,000
650,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	702,000
350,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	352,625
300,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	291,000
425,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	412,250
1,450,000	[3,4]	R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	137,750
633,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	666,233
1,200,000	[3,4]	Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	25,500
1,175,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,198,500
763,062	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	612,357
100,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	109,250
975,000	[1]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	68,250
550,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	573,375
75,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	79,500
		TOTAL	15,349,699
		Metals & Mining – 0.8%
600,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	3,750
500,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	3,125
475,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	513,112
250,000		Teck Cominco Ltd., Sr. Secd. Note, 10.75%, 5/15/2019	293,125
525,000		Teck Resources Ltd., Sr. Secd. Note, 10.25%, 5/15/2016	595,875
200,000		Teck Resources Ltd., Sr. Secd. Note, 9.75%, 5/15/2014	225,750
		TOTAL	1,634,737
		Packaging – 2.2%
500,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	491,250
1,050,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	963,375
1,100,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	1,127,500
475,000	[1,2]	Graham Packaging Co., Sr. Note, Series 144A, 8.25%, 1/1/2017	466,688
100,000	[1,2]	Greif, Inc., Sr. Note, 7.75%, 8/1/2019	101,750
275,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	281,875
675,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	685,125
411,058	[1,3,4,5]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	36,995
150,000	[1,2]	Sealed Air Corp., Sr. Note, 7.875%, 6/15/2017	160,124
		TOTAL	4,314,682
		Paper – 1.6%
300,000	[1,2]	Boise Cascade Corp., Sr. Note, Series 144A, 9.00%, 11/1/2017	307,500
150,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	165,750
325,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	346,125
50,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	53,000
975,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,004,250
250,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	162,500
225,000	[1,2]	NewPage Corp., Sr. Secd. Note, Series 144A, 11.375%, 12/31/2014	222,750
775,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	367,156
300,000	[1,2]	Rock-Tenn Co., Sr. Note, Series 144A, 9.25%, 3/15/2016	324,000

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
100,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	109,947
$125,000	[1,2]	Verso Paper Corporation, Sr. Secd. Note, 11.50%, 7/1/2014	136,875
		TOTAL	3,199,853
		Restaurants – 0.9%
500,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	515,000
875,000		NPC International, Inc., 9.50%, 5/1/2014	864,062
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 2.799%, 3/15/2014	468,625
		TOTAL	1,847,687
		Retailers – 3.8%
618,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	693,705
900,000		General Nutrition Center, Company Guarantee, 5.178%, 3/15/2014	825,750
225,000	[1,2]	Limited Brands, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	238,500
100,000		Macy's Retail Holdings, Inc., 6.90%, 1/15/2032	84,500
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	87,000
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	168,000
150,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	128,250
1,375,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	735,625
450,000	[1,2]	Nebraska Book Co., Inc., Sr. Secd. Note, Series 144A, 10.00%, 12/1/2011	454,500
800,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	678,000
200,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	191,000
575,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	618,125
1,300,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,248,000
850,000	[1,2]	Toys 'R' Us, Inc., Sr. Unsecd. Note, Series 144A, 10.75%, 7/15/2017	911,625
375,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	364,687
		TOTAL	7,427,267
		Services – 2.2%
875,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	840,000
75,000	[1,2]	Geo Group, Inc., 7.75%, 10/15/2017	76,500
975,000		KAR Holdings, Inc., 10.00%, 5/1/2015	1,014,000
1,250,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,265,625
1,150,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,127,000
		TOTAL	4,323,125
		Supermarkets – 0.1%
200,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	205,000
		Technology – 5.9%
1,075,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	997,062
125,000	[1,2]	Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 12/15/2017	118,594
1,075,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,096,500
775,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	693,625
408,328		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	332,787
900,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	769,500
125,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	93,125
925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	888,000
950,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,008,187
50,000	[1,2]	Seagate Technology HDD Holdings, Sr. Secd. Note, 10.00%, 5/1/2014	54,875
850,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	822,375
$422,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 5.790%, 4/1/2012	380,328

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
650,000	[1,2]	Stream Global Services, Inc., Sr. Secd. Note, Series 144A, 11.25%, 10/1/2014	648,375
975,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	994,500
1,100,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,133,000
675,000	[1,2]	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.00%, 6/15/2017	739,969
300,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	295,500
475,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	482,125
		TOTAL	11,548,427
		Tobacco – 0.3%
100,000	[1,2]	Alliance One International, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2016	105,500
525,000	[1,2]	Alliance One International, Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2016	553,875
		TOTAL	659,375
		Transportation – 1.3%
875,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	830,156
50,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	51,313
550,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	555,500
525,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	548,625
300,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	307,125
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	284,375
		TOTAL	2,577,094
		Utility — Electric – 2.6%
950,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	781,375
1,175,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	963,500
225,000		Energy Future Holdings Corp., Company Guarantee, Series WI, 10.875%, 11/1/2017	159,188
285,791	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	264,649
525,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	522,375
650,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	648,375
625,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	624,274
975,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	697,125
625,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	446,875
		TOTAL	5,107,736
		Utility — Natural Gas – 2.9%
800,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	788,000
1,425,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,346,625
200,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	205,000
1,050,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,021,125
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.875%, 11/1/2014	327,250
575,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	582,187
250,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	265,625
552,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	569,940
575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	552,000
		TOTAL	5,657,752
		Wireless Communications – 4.5%
150,000		Crown Castle International Corp., 9.00%, 1/15/2015	159,375
250,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	280,625
350,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	341,250
721,766	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	710,940
$650,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	679,250

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
400,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	393,000
1,225,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,234,187
50,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	50,375
300,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	279,000
1,400,000		Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013	1,337,000
150,000	[1,2]	SBA Communications, Corp., Company Guarantee, 8.00%, 8/15/2016	155,250
150,000	[1,2]	SBA Communications, Corp., Company Guarantee, 8.25%, 8/15/2019	156,750
1,225,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,074,938
450,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	441,000
900,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	780,750
500,000	[1,2]	Wind Acquisition Finance SA, Sr. Note, 11.75%, 7/15/2017	557,500
		TOTAL	8,631,190
		Wireline Communications – 0.5%
975,000		Qwest Corp., Note, 8.875%, 3/15/2012	1,039,594
		TOTAL CORPORATE BONDS (IDENTIFIED COST $183,528,387)	167,795,825
		COMMON STOCKS – 7.1%
		Chemicals – 0.3%
21,575		Koppers Holdings, Inc.	609,494
		Entertainment – 0.4%
27,280		Cinemark Holdings, Inc.	345,092
28,050		Regal Entertainment Group	384,285
		TOTAL	729,377
		Food & Beverage – 0.9%
28,175	[3]	Constellation Brands, Inc., Class A	482,074
56,175		Del Monte Foods Co.	589,276
176,000		Reddy Ice Group, Inc.	631,840
		TOTAL	1,703,190
		Gaming – 1.1%
43,885		Ameristar Casinos, Inc.	762,721
106,275	[3]	Global Cash Access LLC	790,686
93,950	[3]	Great Canadian Gaming Corp.	640,932
		TOTAL	2,194,339
		Industrial — Other – 0.5%
18,600	[3]	General Cable Corp.	546,096
7,600		SPX Corp.	405,004
		TOTAL	951,100
		Media — Cable – 0.4%
22,075	[3]	Viacom, Inc., Class A	691,389
		Media — Non-Cable – 0.7%
97,300	[3]	Interpublic Group Cos., Inc.	615,909
85,925	[3]	MDC Partners, Inc.	707,163
		TOTAL	1,323,072
		Metals & Mining – 0.0%
138,395	[1,3,5]	Royal Oak Mines, Inc.	3,081
		Multiline Retail – 0.3%
$38,800		Macy's, Inc.	632,828

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Other – 0.0%
469	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging – 0.5%
8,100		Ball Corp.	400,221
21,725	[3]	Owens-Illinois, Inc.	679,341
45,000	[1,3,5]	Russell Stanley Holdings, Inc.	0
		TOTAL	1,079,562
		Paper – 0.9%
388,550	[3]	Graphic Packaging Holding Co.	1,049,085
13,640		Rock-Tenn Co.	616,119
		TOTAL	1,665,204
		Paper – 0.4%
15,135		Clearwater Paper Corp.	743,583
		Technology – 0.4%
184,650	[3]	Smart Modular Technologies (WWH), Inc.	817,999
		Transportation – 0.1%
17,700	[3]	Hertz Global Holdings, Inc.	173,460
		Utility — Electric – 0.2%
19,500	[3]	NRG Energy, Inc.	466,830
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,651,364)	13,784,508
		WARRANTS – 0.0%
		Media — Non-Cable – 0.0%
2,200	[3]	Sirius XM Radio Inc., Warrants (IDENTIFIED COST $444,400)	1,298
		PREFERRED STOCKS – 0.2%
		Finance — Commercial – 0.2%
712	[1,2]	GMAC, Inc., Pfd., Series 144A, 7.000% (IDENTIFIED COST $217,880)	430,827
		EXCHANGE-TRADED FUNDS – 1.5%
25,975		iShares MSCI EAFE Index Fund	1,439,534
21,635		iShares Russell 1000 Growth Fund	1,050,812
7,985		iShares Russell 2000 Index Fund	463,929
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $3,578,293)	2,954,275

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		MUTUAL FUNDS – 4.0%;6
45,834		Federated InterContinental Fund, Institutional Shares	1,990,094
381,239		Federated Max-Cap Fund, Institutional Shares	4,750,242
1,075,540	[7]	Prime Value Obligations Fund, Institutional Shares, 0.22%	1,075,540
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $10,817,233)	7,815,876
		TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $214,237,557)[8]	192,782,609
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[9]	2,097,693
		TOTAL NET ASSETS — 100%	$194,880,302
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2009, these restricted securities amounted to $50,139,615, which represented 25.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2009, these liquid restricted securities amounted to $48,256,648, which represented 24.8% of total net assets.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at November 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	3/21/2005-2/15/2008	$1,068,021	$442,208
Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	2/6/2004	$400,000	$279,500
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006-4/11/2007	$963,686	$1,048,125
CVC Claims Litigation LLC	3/26/1997-8/19/1997	$4,646,903	$0
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006	$641,893	$0
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/05/2004-1/3/2008	$879,313	$4,741
Royal Oak Mines, Inc.	2/24/1999	$15,376	$3,081
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999-5/15/2005	$2,246,611	$36,995
Russell Stanley Holdings, Inc.	11/9/2001	$0	$0
True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3/3/2004-7/13/2004	$691,500	$67
WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	4/11/2008	$706,875	$68,250
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated companies.
7	7-Day net yield.
8	At November 30, 2009, the cost of investments for federal tax purposes was $214,086,371. The net unrealized depreciation of investments for federal tax purposes was $21,303,762. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,863,086 and net unrealized depreciation from investments for those securities having an excess of cost over value of $31,166,848.
9	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$167,603,095	$192,730	$167,795,825
Equity Securities:
Domestic	1,348,095	430,827	—	1,778,922
International	12,433,332	—	3,081	12,436,413
Warrants	—	1,298	—	1,298
Exchange-Traded Funds	2,954,275	—	—	2,954,275
Mutual Funds	7,815,876	—	—	7,815,876
TOTAL SECURITIES	$24,551,578	$168,035,220	$195,811	$192,782,609

  Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Corporate Bond Securities	Investments in Equity-International Securities
Balance as of March 1, 2009	$19,073	$2,556
Change in unrealized depreciation	8,146,469	525
Net purchases (sales)	123,403	—
Transfer in and/or out of Level 3	9,750	—
Realized loss	(8,105,965)	—
Balance as of November 30, 2009	$192,730	$3,081
The total change in unrealized depreciation attributable to investments still held at November 30, 2009.	$40,504	$525
  The following acronym is used throughout this portfolio:
  PIK — Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Yield Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010